JPMorgan U.S. Value Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.1%
Aerospace & Defense — 3.8%
General Dynamics Corp.	314	85,614
Northrop Grumman Corp.	82	42,047
RTX Corp.	800	105,936
		233,597
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	417	45,915
Banks — 8.1%
Bank of America Corp.	3,440	143,565
First Citizens BancShares, Inc., Class A	28	51,361
M&T Bank Corp.	332	59,333
PNC Financial Services Group, Inc. (The)	318	55,862
Wells Fargo & Co.	2,701	193,934
		504,055
Beverages — 0.8%
PepsiCo, Inc.	351	52,566
Biotechnology — 3.1%
AbbVie, Inc.	524	109,850
Regeneron Pharmaceuticals, Inc.	58	36,778
Vertex Pharmaceuticals, Inc. *	90	43,536
		190,164
Building Products — 1.9%
Carrier Global Corp.	1,887	119,631
Capital Markets — 6.8%
Ares Management Corp.	337	49,358
Blackrock, Inc.	51	48,706
Blackstone, Inc.	416	58,081
Charles Schwab Corp. (The)	1,527	119,539
Goldman Sachs Group, Inc. (The)	118	64,573
Morgan Stanley	709	82,724
		422,981
Chemicals — 2.5%
Air Products and Chemicals, Inc.	348	102,728
Axalta Coating Systems Ltd. *	1,530	50,745
		153,473
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	115	27,910
Construction Materials — 1.1%
Vulcan Materials Co.	298	69,503
Consumer Finance — 2.8%
American Express Co.	321	86,325
Capital One Financial Corp.	503	90,290
		176,615

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.2%
Walmart, Inc.	850	74,631
Containers & Packaging — 0.6%
Ball Corp.	699	36,391
Electric Utilities — 2.2%
Entergy Corp.	329	28,079
NextEra Energy, Inc.	936	66,361
Xcel Energy, Inc.	623	44,124
		138,564
Electrical Equipment — 1.5%
Eaton Corp. plc	348	94,520
Entertainment — 0.7%
Walt Disney Co. (The)	444	43,781
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B *	308	164,321
Fiserv, Inc. *	408	90,022
		254,343
Food Products — 0.8%
Mondelez International, Inc., Class A	699	47,440
Ground Transportation — 2.8%
CSX Corp.	3,471	102,152
Union Pacific Corp.	293	69,205
		171,357
Health Care Equipment & Supplies — 2.4%
Becton Dickinson & Co.	188	42,970
Boston Scientific Corp. *	525	52,914
Medtronic plc	563	50,631
		146,515
Health Care Providers & Services — 5.3%
Cardinal Health, Inc.	329	45,310
Cigna Group (The)	212	69,923
CVS Health Corp.	714	48,373
UnitedHealth Group, Inc.	313	163,903
		327,509
Health Care REITs — 0.7%
Ventas, Inc.	659	45,299
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	1,487	21,131
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	6	26,614
McDonald's Corp.	345	107,753
		134,367

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Products — 1.2%
Procter & Gamble Co. (The)	440	74,982
Industrial REITs — 0.4%
Prologis, Inc.	199	22,212
Insurance — 3.4%
Arthur J Gallagher & Co.	133	45,854
Chubb Ltd.	202	61,179
Hartford Insurance Group, Inc. (The)	169	20,874
Marsh & McLennan Cos., Inc.	109	26,595
Progressive Corp. (The)	195	55,300
		209,802
Interactive Media & Services — 1.0%
Alphabet, Inc., Class C	170	26,503
Meta Platforms, Inc., Class A	63	36,553
		63,056
IT Services — 0.7%
International Business Machines Corp.	165	41,099
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	105	52,080
Machinery — 3.3%
Deere & Co.	142	66,664
Dover Corp.	485	85,203
Parker-Hannifin Corp.	92	56,015
		207,882
Media — 1.1%
Comcast Corp., Class A	1,866	68,850
Multi-Utilities — 2.1%
CMS Energy Corp.	859	64,563
Public Service Enterprise Group, Inc.	787	64,750
		129,313
Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	772	129,229
ConocoPhillips	1,240	130,201
EOG Resources, Inc.	661	84,745
Exxon Mobil Corp.	739	87,839
		432,014
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	1,512	92,219
Eli Lilly & Co.	36	29,963
Johnson & Johnson	514	85,240
Merck & Co., Inc.	358	32,077
		239,499
Residential REITs — 0.3%
AvalonBay Communities, Inc.	92	19,798

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc. *	288	29,644
Analog Devices, Inc.	483	97,330
Micron Technology, Inc.	316	27,508
NXP Semiconductors NV (China)	297	56,381
Texas Instruments, Inc.	495	88,951
		299,814
Software — 1.4%
Microsoft Corp.	229	85,988
Specialty Retail — 6.3%
AutoZone, Inc. *	18	67,932
Home Depot, Inc. (The)	229	83,827
Lowe's Cos., Inc.	431	100,545
O'Reilly Automotive, Inc. *	34	48,698
TJX Cos., Inc. (The)	728	88,727
		389,729
Technology Hardware, Storage & Peripherals — 0.5%
Sandisk Corp. *	131	6,269
Western Digital Corp. *	677	27,359
		33,628
Tobacco — 2.2%
Philip Morris International, Inc.	848	134,598
Total Common Stocks (Cost $4,516,119)		6,036,602
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b) (Cost $186,733)	186,673	186,729
Total Investments — 100.1% (Cost $4,702,852)		6,223,331
Liabilities in Excess of Other Assets — (0.1)%		(3,889)
NET ASSETS — 100.0%		6,219,442

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,223,331	$—	$—	$6,223,331

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$81,551	$583,390	$478,224	$17	$(5)	$186,729	186,673	$3,255	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	8,898	8,898	—	—	—	—	3	—
Total	$81,551	$592,288	$487,122	$17	$(5)	$186,729		$3,258	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.